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                          DRINKER BIDDLE & REATH LLP
                      Philadelphia National Bank Building
                             1345 Chestnut Street
                          Philadelphia, PA 19107-3496
                                (215) 988-2700

                               February 3, 1999

VIA EDGAR TRANSMISSION
----------------------

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D. C. 20549

          Re:  Temporary Investment Fund, Inc.
               File Nos. 2-47015/811-2354
               --------------------------

Ladies and Gentlemen:

          On behalf of Temporary Investment Fund, Inc. (the "Company") and pursuant to Rule 497(j) of the Securities Act of 1933 (the "1933 Act"), I hereby certify that (i) the Prospectuses and Statement of Additional Information listed below that would have been filed under paragraph (c) of Rule 497 of the 1933 Act would not have differed from the Prospectuses and Statement of Additional Information contained in Post-Effective Amendment No. 60 to the Company's Registration Statement on Form N-1A under the Securities Act of 1933 and the Investment Company Act of 1940 ("Post-Effective Amendment No. 60"), which was filed on February 1, 1999; and (ii) the text of Post-Effective Amendment No. 60 has been filed electronically:

          1.   Prospectuses for TempFund and TempCash dated
               January 31, 1999.

          2.   Combined Statement of Additional Information dated
               January 31, 1999.

          If you have any questions or comments regarding this filing, do not hesitate to contact me at (215) 988-2604.

                                  Very truly yours,

                                  /s/ Terrence James Reilly
                                  -------------------------
                                  Terrence James Reilly